Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 888
Impact of discounting remaining lease payments	(290)
Lease incentives receivable	10
Total	608	€ 628	€ 541
Lease liabilities included in the consolidated statement of financial position
Current	31
Non-current	577	€ 622
Less Than One Year
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	79
One to Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	329
More Than Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 480